Basis of Preparation - Summary of Adjustments to Group Income Statement Adoption of IFRS 15 (Detail) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	£ 23,428	£ 23,723	£ 24,062
Operating costs	(20,007)	(20,342)	(20,895)
Operating profit (loss)	3,421	3,381	3,167
Profit before tax	2,666	2,616	2,354
Taxation	(507)	(584)	(446)
Profit for the year	£ 2,159	£ 2,032	£ 1,908
Basic	£ 0.218	£ 0.205	£ 0.192
Diluted	£ 0.216	£ 0.204	£ 0.191
Adjustments [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	£ (252)
Operating costs	1
Operating profit (loss)	(251)
Profit before tax	(251)
Taxation	48
Profit for the year	£ (203)
Basic	£ (0.021)
Diluted	£ (0.020)
Amounts Without Adoption of IFRS 15 (IAS 18) [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	£ 23,176
Operating costs	(20,006)
Operating profit (loss)	3,170
Profit before tax	2,415
Taxation	(459)
Profit for the year	£ 1,956
Basic	£ 0.197
Diluted	£ 0.196